Events After the Reporting Date	12 Months Ended
Dec. 31, 2018
Events After Reporting Date
Events After the Reporting Date

15.	EVENTS AFTER THE REPORTING DATE

(a)	Payout of RSUs

On January 28, 2019, the Group settled the following:

•	125,000 RSUs by issuing 58,886 common shares as 66,114 RSUs were withheld to pay tax obligations; (note 7(f)(i)); and
•	35,876 RSUs by issuing 26,408 common shares as 9,378 RSUs were withheld to pay tax obligations remitted in 2018 when the RSUs vested (note 7(f)(iii)).

(b)	Conversion of Special Warrants

On February 19, 2019, the Special Warrants converted into common shares of the Company on a one-for-one basis for no additional consideration to the Group (note 7(b)).

(c)	Bought Deal Financing

On March 18, 2019, the Group completed a bought deal offering of 17,968,750 common shares at US$0.64 per common share for aggregate gross proceeds of US$11,500, which included the exercise of an over-allotment option of 2,343,750 common shares for additional gross proceeds of US$1,500. The Group paid a cash commission of 6% of the aggregate gross proceeds.

The offering has been made by way of a prospectus supplement (the “Prospectus Supplement”) to the Group’s existing Canadian base shelf prospectus (the “Base Shelf Prospectus”) and related US registration statement on Form F-10.

(d)	Private Placement Financing

On March 26, 2019, the Group completed a non-brokered private placement of 3,769,476 common shares at $0.86 (US$0.64) per common share for aggregate gross proceeds of approximately $3,242 (US$2,412). The common shares are subject to a hold period of four months and one day.